LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Detail) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Long-term Debt [Line Items]
Long-term debt, net		$ 2,335,173	$ 2,434,476
2020 6.000% SC Notes, due 2025 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		395,680	497,308
2020 6.500% SC Notes, due 2028 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		497,030	496,402
2021 5.000% Studio City Notes, due 2029 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		1,096,374	1,095,772
2022 7.000% Studio City Secured Notes, due 2027 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Long-term debt, net		345,961	344,866
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member]
Long-term Debt [Line Items]
Long-term debt, net	[1]	$ 128	$ 128

[1]	As of December 31, 2023 and 2022, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $278 and $333 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.